Janus Aspen Series

Moderate Allocation Portfolio

Institutional Shares

Supplement dated February 13, 2013
to Currently Effective Prospectus

On December 7, 2012, the Board of Trustees of the Portfolio approved changes to the investment strategy, name, and benchmark indices of the Portfolio. These changes, each of which is discussed in detail in this Supplement, will be effective May 1, 2013. The purpose of this Supplement is to provide you with information regarding these changes.

There are two primary changes to the Portfolio’s investment strategies. First, the Portfolio’s principal investment strategies will change to reflect an allocation of approximately 40% of the Portfolio’s net assets to non-U.S. investments. Second, the Portfolio’s principal investment strategies will reflect a decrease in the amount of Portfolio assets to be allocated to each of the equity and fixed-income asset categories and will include an allocation to the “alternative investments” asset category. The Portfolio will make this allocation by investing in Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes investments in Janus Global Real Estate Fund. The Portfolio’s increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses.” The Portfolio’s annual fund operating expenses that are provided in this Supplement reflect estimated expenses related to the change in investment strategy and actual expenses based on the Portfolio’s net assets as of December 31, 2012.

•	To reflect the new global investment strategies of the Portfolio, the Portfolio’s name will change from Moderate Allocation Portfolio to Global Allocation Portfolio – Moderate.

•	The Portfolio’s primary benchmark index will change from the S&P 500® Index to the Morgan Stanley Capital International (“MSCI”) All Country World Indexsm to reflect the global investment strategies of the Portfolio.

•	Additionally, the Portfolio will change the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets.

Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio’s revised investment strategy that includes an increased focus on global investments, including emerging markets.

1. The following changes apply to the Portfolio Summary section of the Prospectus as noted.

The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	24.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	25.37%
Fee Waiver(2)	23.94%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.43%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any indirect expenses of an underlying fund (acquired fund fees and expenses), brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period of three years subsequent to the Portfolio’s commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under “Example”:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$2,279	$5,538	$7,605	$10,039

The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a “fund of funds.”

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio’s allocation to alternative investments, the Portfolio will invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk.  Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:

Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

The following replaces in its entirety the corresponding information for the Portfolio as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.

Market Risk. Approximately 48.5% of the Portfolio’s assets are allocated to equity investments through investments in underlying funds.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio’s assets are allocated to fixed-income securities through investments in underlying funds.

2. The following changes apply to the remainder of the Prospectus.

The following replaces in its entirety the corresponding information found under the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

This Prospectus provides information about the Portfolio, a mutual fund that invests in Janus stock and bond mutual funds, money market instruments, and alternative investment strategies (the “underlying funds”). Because it invests in other funds, the Portfolio is considered a “fund of funds.” The term “fund of funds” is used to describe a mutual fund that pursues its objective by investing primarily in other mutual funds, rather than in individual stocks, bonds, or alternative investment strategies. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. The Portfolio is best suited for long-term investors.

This section takes a closer look at the Portfolio’s principal investment strategies, as well as certain risks of investing in the Portfolio. Please carefully review the “Risks of the Portfolio” section of this Prospectus for a discussion of risks associated with certain investment techniques. The “Glossary of Investment Terms” includes descriptions of investment terms used throughout this Prospectus.

The Portfolio invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments, and may also invest in money market instruments or cash/cash equivalents. The following table indicates the Portfolio’s long-term expected average asset allocation, which is how the Portfolio’s investments generally will be allocated among the major asset classes and strategies over the long term, as well as the ranges, under normal market conditions, within which the Portfolio’s asset class allocations generally will vary over short-term periods.

Long-Term Expected Average Asset Allocation

Equity Investments	48.5%
Fixed-Income Securities and Money Market Instruments	33.5%
Alternative Investments	18%

Normal Asset Allocation Range

Equity Investments	45% - 60%
Fixed-Income Securities and Money Market Instruments	30% - 45%
Alternative Investments	5% - 20%

The Portfolio will normally allocate its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-capitalization companies, international companies (including those with exposure to emerging markets), bonds and money market instruments, derivatives, currency strategies, and alternative investments. The allocations may change from time to time to reflect market fluctuations or in response to various economic or other factors as deemed appropriate by the portfolio manager.

The following replaces in its entirety the corresponding table found under the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

Asset Category – Potential Underlying Funds*
Equity Investments (Stocks)

Balanced Portfolio	INTECH U.S. Value Fund	Janus International Equity Fund

Enterprise Portfolio	Janus Asia Equity Fund	Janus Overseas Fund

Forty Portfolio	Janus Balanced Fund	Janus Research Fund

Global Research Portfolio	Janus Contrarian Fund	Janus Triton Fund

Global Technology Portfolio	Janus Emerging Markets Fund	Janus Twenty Fund

Janus Aspen INTECH U.S. Low Volatility Portfolio	Janus Enterprise Fund	Janus Venture Fund

Janus Aspen Perkins Mid Cap Value Portfolio	Janus Forty Fund	Perkins Global Value Fund

Janus Portfolio	Janus Fund	Perkins Large Cap Value Fund

Overseas Portfolio	Janus Global Life Sciences Fund	Perkins Mid Cap Value Fund

INTECH Global Dividend Fund	Janus Global Research Fund	Perkins Select Value Fund

Asset Category – Potential Underlying Funds*
INTECH International Fund	Janus Global Select Fund	Perkins Small Cap Value Fund

INTECH U.S. Core Fund	Janus Global Technology Fund	Perkins Value Plus Income Fund

INTECH U.S. Growth Fund	Janus Growth and Income Fund

Fixed-Income Securities (Bonds)

Flexible Bond Portfolio	Janus Global Bond Fund	Janus Real Return Fund

Janus Flexible Bond Fund	Janus High-Yield Fund	Janus Short-Term Bond Fund

Alternative Investments

Janus Diversified Alternatives Fund	Janus Global Real Estate Fund

*	Allocations to underlying funds and/or portfolios are based on certain criteria, which includes, but may not be limited to, an analysis of the expense structure and/or performance history of each available class of shares and ensuring compliance with diversification requirements under the Internal Revenue Code.

The following is added to the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

Counterparties
Underlying fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the underlying fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an underlying fund. The underlying fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. An underlying fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the underlying fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The underlying funds intend to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that an underlying fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

The following replaces in its entirety the corresponding information found under Risks of the Portfolio in the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets as a result of their investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities and an underlying fund’s returns and net asset value may depend on factors other than the performance of a particular company. These factors include, but may not be limited to, fluctuations in currency exchange rates, political and economic risk, regulatory risk, foreign market risk, geographic investment risk, and transaction costs. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. To the extent an underlying fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

The following information for Janus Diversified Alternatives Fund is added to Appendix A in the “Investment Objectives and Strategies of the Underlying Funds” section of the Prospectus. The following information for Janus Global Real Estate Fund is moved from the equity securities asset category to this asset category.

Potential Underlying Funds Included in the Alternative Investments Asset Category
Janus Diversified Alternatives Fund seeks absolute return with low correlation to stocks and bonds. Under normal market conditions, the fund pursues its investment objective by investing in a diverse group of return drivers, each a type of risk premium (collectively, “risk premia”) across equity, fixed income, commodity, and currency asset classes. Risk premia refers to the return that is expected for assuming a particular market risk. For example, investors expect a higher return in exchange for the perceived risks associated with investing in emerging markets as compared to investing in developed markets. Accordingly, a belief that emerging market equities may outperform developed market equities presents a risk premia opportunity. The fund seeks to generate returns by identifying and isolating diverse sources of potential risk premia, and combining these individual risk premia into a liquid portfolio that delivers consistent, absolute returns with a low correlation to the returns generated by investments in stocks and bonds. The fund employs a proprietary multi-factor process to allocate the fund’s assets across the various risk premia. The process begins with an approximate equal-weighted risk to each risk premia in which the fund invests, so that no individual risk premia contributes disproportionately to the fund’s risk profile and expected returns over the long term. Next, the fund applies additional advanced allocation methodologies to the portfolio to tactically adjust the weights of individual risk premia.

Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, REITs and similar REIT-like entities. As a fundamental policy, the fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the fund’s investment objective and its policy on industry concentration. The fund expects under normal market conditions to maintain investments in issuers from several different developed countries, including the United States. Under unusual circumstances, the fund may invest all of its assets in a single country. The fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.

In addition, all references to Janus Aspen Protected Series – Growth, Janus Protected Series – Global, and Janus Protected Series – Growth are deleted in their entirety from the Portfolio’s Prospectus.

Please retain this Supplement with your records.

Janus Aspen Series

Moderate Allocation Portfolio

Service Shares

Supplement dated February 13, 2013
to Currently Effective Prospectus

On December 7, 2012, the Board of Trustees of the Portfolio approved changes to the investment strategy, name, and benchmark indices of the Portfolio. These changes, each of which is discussed in detail in this Supplement, will be effective May 1, 2013. The purpose of this Supplement is to provide you with information regarding these changes.

There are two primary changes to the Portfolio’s investment strategies. First, the Portfolio’s principal investment strategies will change to reflect an allocation of approximately 40% of the Portfolio’s net assets to non-U.S. investments. Second, the Portfolio’s principal investment strategies will reflect a decrease in the amount of Portfolio assets to be allocated to each of the equity and fixed-income asset categories and will include an allocation to the “alternative investments” asset category. The Portfolio will make this allocation by investing in Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes investments in Janus Global Real Estate Fund. The Portfolio’s increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to “Acquired Fund Fees and Expenses.” The Portfolio’s annual fund operating expenses that are provided in this Supplement reflect estimated expenses related to the change in investment strategy and actual expenses based on the Portfolio’s net assets as of December 31, 2012.

•	To reflect the new global investment strategies of the Portfolio, the Portfolio’s name will change from Moderate Allocation Portfolio to Global Allocation Portfolio – Moderate.

•	The Portfolio’s primary benchmark index will change from the S&P 500® Index to the Morgan Stanley Capital International (“MSCI”) All Country World Indexsm to reflect the global investment strategies of the Portfolio.

•	Additionally, the Portfolio will change the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets.

Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio’s revised investment strategy that includes an increased focus on global investments, including emerging markets.

1. The following changes apply to the Portfolio Summary section of the Prospectus as noted.

The following replaces in its entirety the corresponding information found under “Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	26.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	27.62%
Fee Waiver(2)	26.03%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.59%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any indirect expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period of three years subsequent to the Portfolio’s commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under “Example”:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$2,450	$5,812	$7,825	$9,996

The following replaces in its entirety the corresponding information found under “Principal Investment Strategies”:

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio’s investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a “fund of funds.”

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the “Asset Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio’s allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

2

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio’s allocation to alternative investments, the Portfolio will invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds’ derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section:

Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

The following replaces in its entirety the corresponding information for the Portfolio as noted found under Main Risks Associated with the Underlying Funds and Securities in the “Principal Investment Risks” section.

Market Risk. Approximately 48.5% of the Portfolio’s assets are allocated to equity investments through investments in underlying funds.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio’s assets are allocated to fixed-income securities through investments in underlying funds.

3

2. The following changes apply to the remainder of the Prospectus.

The following replaces in its entirety the corresponding information found under the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

This Prospectus provides information about the Portfolio, a mutual fund that invests in Janus stock and bond mutual funds, money market instruments, and alternative investment strategies (the “underlying funds”). Because it invests in other funds, the Portfolio is considered a “fund of funds.” The term “fund of funds” is used to describe a mutual fund that pursues its objective by investing primarily in other mutual funds, rather than in individual stocks, bonds, or alternative investment strategies. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. The Portfolio is best suited for long-term investors.

This section takes a closer look at the Portfolio’s principal investment strategies, as well as certain risks of investing in the Portfolio. Please carefully review the “Risks of the Portfolio” section of this Prospectus for a discussion of risks associated with certain investment techniques. The “Glossary of Investment Terms” includes descriptions of investment terms used throughout this Prospectus.

The Portfolio invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments, and may also invest in money market instruments or cash/cash equivalents. The following table indicates the Portfolio’s long-term expected average asset allocation, which is how the Portfolio’s investments generally will be allocated among the major asset classes and strategies over the long term, as well as the ranges, under normal market conditions, within which the Portfolio’s asset class allocations generally will vary over short-term periods.

Long-Term Expected Average Asset Allocation

Equity Investments	48.5%
Fixed-Income Securities and Money Market Instruments	33.5%
Alternative Investments	18%

Normal Asset Allocation Range

Equity Investments	45% - 60%
Fixed-Income Securities and Money Market Instruments	30% - 45%
Alternative Investments	5% - 20%

The Portfolio will normally allocate its investments to underlying funds that provide varying exposure to large U.S.-based companies, small- to mid-capitalization companies, international companies (including those with exposure to emerging markets), bonds and money market instruments, derivatives, currency strategies, and alternative investments. The allocations may change from time to time to reflect market fluctuations or in response to various economic or other factors as deemed appropriate by the portfolio manager.

The following replaces in its entirety the corresponding table found under the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

Asset Category – Potential Underlying Funds*
Equity Investments (Stocks)

Balanced Portfolio	INTECH U.S. Value Fund	Janus International Equity Fund

Enterprise Portfolio	Janus Asia Equity Fund	Janus Overseas Fund

Forty Portfolio	Janus Balanced Fund	Janus Research Fund

Global Research Portfolio	Janus Contrarian Fund	Janus Triton Fund

Global Technology Portfolio	Janus Emerging Markets Fund	Janus Twenty Fund

Janus Aspen INTECH U.S. Low Volatility Portfolio	Janus Enterprise Fund	Janus Venture Fund

Janus Aspen Perkins Mid Cap Value Portfolio	Janus Forty Fund	Perkins Global Value Fund

Janus Portfolio	Janus Fund	Perkins Large Cap Value Fund

Overseas Portfolio	Janus Global Life Sciences Fund	Perkins Mid Cap Value Fund

INTECH Global Dividend Fund	Janus Global Research Fund	Perkins Select Value Fund

4

Asset Category – Potential Underlying Funds*
INTECH International Fund	Janus Global Select Fund	Perkins Small Cap Value Fund

INTECH U.S. Core Fund	Janus Global Technology Fund	Perkins Value Plus Income Fund

INTECH U.S. Growth Fund	Janus Growth and Income Fund

Fixed-Income Securities (Bonds)

Flexible Bond Portfolio	Janus Global Bond Fund	Janus Real Return Fund

Janus Flexible Bond Fund	Janus High-Yield Fund	Janus Short-Term Bond Fund

Alternative Investments

Janus Diversified Alternatives Fund	Janus Global Real Estate Fund

*	Allocations to underlying funds and/or portfolios are based on certain criteria, which includes, but may not be limited to, an analysis of the expense structure and/or performance history of each available class of shares and ensuring compliance with diversification requirements under the Internal Revenue Code.

The following is added to the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

Counterparties
Underlying fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the underlying fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an underlying fund. The underlying fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. An underlying fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the underlying fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The underlying funds intend to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that an underlying fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

The following replaces in its entirety the corresponding information found under Risks of the Portfolio in the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets as a result of their investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities and an underlying fund’s returns and net asset value may depend on factors other than the performance of a particular company. These factors include, but may not be limited to, fluctuations in currency exchange rates, political and economic risk, regulatory risk, foreign market risk, geographic investment risk, and transaction costs. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. To the extent an underlying fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Costs of buying,

5

selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

The following information for Janus Diversified Alternatives Fund is added to Appendix A in the “Investment Objectives and Strategies of the Underlying Funds” section of the Prospectus. The following information for Janus Global Real Estate Fund is moved from the equity securities asset category to this asset category.

Potential Underlying Funds Included in the Alternative Investments Asset Category
Janus Diversified Alternatives Fund seeks absolute return with low correlation to stocks and bonds. Under normal market conditions, the fund pursues its investment objective by investing in a diverse group of return drivers, each a type of risk premium (collectively, “risk premia”) across equity, fixed income, commodity, and currency asset classes. Risk premia refers to the return that is expected for assuming a particular market risk. For example, investors expect a higher return in exchange for the perceived risks associated with investing in emerging markets as compared to investing in developed markets. Accordingly, a belief that emerging market equities may outperform developed market equities presents a risk premia opportunity. The fund seeks to generate returns by identifying and isolating diverse sources of potential risk premia, and combining these individual risk premia into a liquid portfolio that delivers consistent, absolute returns with a low correlation to the returns generated by investments in stocks and bonds. The fund employs a proprietary multi-factor process to allocate the fund’s assets across the various risk premia. The process begins with an approximate equal-weighted risk to each risk premia in which the fund invests, so that no individual risk premia contributes disproportionately to the fund’s risk profile and expected returns over the long term. Next, the fund applies additional advanced allocation methodologies to the portfolio to tactically adjust the weights of individual risk premia.

Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income. The fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, REITs and similar REIT-like entities. As a fundamental policy, the fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the fund’s investment objective and its policy on industry concentration. The fund expects under normal market conditions to maintain investments in issuers from several different developed countries, including the United States. Under unusual circumstances, the fund may invest all of its assets in a single country. The fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.

In addition, all references to Janus Aspen Protected Series – Growth, Janus Protected Series – Global, and Janus Protected Series – Growth are deleted in their entirety from the Portfolio’s Prospectus.

Please retain this Supplement with your records.

6